Related Parties	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Related Parties
20	RELATED PARTIES
A related party is a person or entity that is related to the Bank:

•	has control or joint control of the Bank;

•	has significant influence over the Bank;

•	is a member of the key management personnel of the Bank or of the parent of the Bank;

•	members of the same group;

•	one entity is an associate (or an associate of a member of a group of which the other entity is a member).
Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Bank, directly or indirectly. The Bank considers as key management personnel, for the purposes of IAS 24, the members of the Board of Directors and the senior management members of the Risk Management Committee, the Assets and Liabilities Committee and the Senior Credit Committee.
As of December 31, 2021 and 2020, amounts balances and profit or loss related to transactions generated with related parties, are as follows:

	As of December 31, 2021
	Main subsidiaries (1)					Associates	Key management personnel (2)	Other related parties	Total
	Macro Bank Limited	Macro Securities SA	Macro Fondos SGFCISA	Argenpay SAU	Fintech SGR
Assets
Cash and deposit in banks	823								823
Other financial assets							148,936	144,633	293,569
Loans and other financing (3)
Documents								28,541	28,541
Overdraft							80,403	252,937	333,340
Credit cards							71,832	53,974	125,806
Lease								28,726	28,726
Personal loans							1,425		1,425
Mortgage loans							256,599		256,599
Other loans		1,384,921					76,342	1,582,029	3,043,292
Other receivables f rom financial intermediation					758,325			6,900	765,225
Guarantee granted								1,023,357	1,023,357
Other financial assets							24		24

Total assets	823	1,384,921			758,325		635,561	3,121,097	5,900,727

Liabilities
Deposits	4	1,590,380	163,720	68,597	31	52,839	3,694,741	1,714,309	7,284,621
Liabilities at fair value through profit or loss								1,627,311	1,627,311
Other financial liabilities							48,778	249,244	298,022
Subordinated corporate bonds					42,016				42,016
Other non-financial liabilities								15,382	15,382

Total liabilities	4	1,590,380	163,720	68,597	42,047	52,839	3,743,519	3,606,246	9,267,352

Income / (loss)
Interest income		3,573					162,955	1,436,905	1,603,433
Interest expense		(4,212)				(17,334)	(38,381)	(56,014)	(115,941)
Commissions income		21,993	119		29	223	19	100,811	123,194
Commissions expense					(359)		(23)	(176)	(558)
Profit from measurement of financial instruments at fair value through profit or loss					23,456				23,456
Other operating income	4	3,436			6,699			32	10,171
Administrative expense								(240,291)	(240,291)
Other operating expense								(74,419)	(74,419)

Income / (loss)	4	24,790	119		29,825	(17,111)	124,570	1,166,848	1,329,045

(1)	These transactions are eliminated during the consolidation process.
(2)	Includes close family members of the key management personnel.

(3)
The maximum financing amount for loans and other financing as of December 31, 2021 for Macro Securities SA, Fintech SGR, Key management personnel and other related parties amounted to 1,396,568, 758,325, 716,466 and 6,115,273, respectively.

	As of December 31, 2020
	Main subsidiaries (1)				Associates	Key management personnel (2)	Other related parties	Total
	Macro Bank Limited	Macro Securities SA	Macro Fondos SGFCISA	Argenpay SAU
Assets
Cash and deposit in banks	1,017							1,017
Repo transaction		1,158,305						1,158,305
Other financial assets						71	152	223
Loans and other financing (3)
Documents							2,306	2,306
Overdraft						49,439	613,454	662,893
Credit cards						68,404	16,608	85,012
Lease		1,561					7,884	9,445
Personal loans						17,586		17,586
Mortgage loans						127,052		127,052
Other loans		1,074,368					574,316	1,648,684
Guarantee granted							1,255,383	1,255,383

Total assets	1,017	2,234,234				262,552	2,470,103	4,967,906

Liabilities
Deposits	11	1,013,452	197,151	86,001	65,417	4,335,052	2,303,192	8,000,276
Other financial liabilities		23,570				17,813,438	18,673	17,855,681
Other non-financial liabilities							17,242	17,242

Total liabilities	11	1,037,022	197,151	86,001	65,417	22,148,490	2,339,107	25,873,199

Income / (loss)
Interest income		70,971				99,640	950,684	1,121,295
Interest expense		(946)			(13,379)	(1,348,611)	(1,113,217)	(2,476,153)
Commissions income		16,207	463		134	234	92,959	109,997
Commissions expense						(204)	(355)	(559)
Profit from measurement of financial instruments at fair value through profit or loss							26,960	26,960
Other operating income	6			2			35	43
Allowance for loan losses		(10,394)						(10,394)
Administrative expense							(252,403)	(252,403)
Other operating expense							(115,864)	(115,864)

Income / (loss)	6	75,838	463	2	(13,245)	(1,248,941)	(411,201)	(1,597,078)

(1)	These transactions are eliminated during the consolidation process.
(2)	Includes close family members of the key management personnel.
(3)
The maximum financing amount for loans and other financing as of December 31, 2020 for Macro Securities SA, Key management personnel and other related parties amounted to 1,079,213, 1,505,410 and 7,054,028, respectively.

	As of December 31, 2019
	Main subsidiaries (1)				Associates	Key management personnel (2)	Other related parties	Total
	Macro Bank Limited	Macro Securities SA	Macro Fondos SGFCISA	Argenpay SAU
Income / (loss)
Interest income		8,187				72,451	188,480	269,118
Interest expense				(3,043)		(653,204)	(169,468)	(825,715)
Commissions income		459	157	154		44	4,488	5,302
Net loss from measurement of financial instruments at fair value through profit or loss						(34,425)	(176,931)	(211,356)
Other operating income	3						26	29
Administrative expense							(34,360)	(34,360)
Other operating expense							(86,955)	(86,955)

Income / (loss)	3	8,646	157	(2,889)		(615,134)	(274,720)	(883,937)

(1)	These transactions are eliminated during the consolidation process.
(2)	Includes close family members of the key management personnel.
Transactions generated by the Bank with its related parties for transactions arranged within the course of the usual and ordinary course of business were performed in normal market conditions, both as to interest rates and prices and as to the required guarantees.
The Bank does not have loans granted to directors and other key management personnel secured with shares.
Total remunerations received as salary and bonus by the key management personnel as of December 31, 2021, 2020 and 2019, totaled 580,907, 488,739 and 491,434, respectively.
In addition, fees received by the Directors as of December 31, 2021, 2020 and 2019 amounted to 1,143,538, 2,572,243 and 4,259,819, respectively.
Additionally, the composition of the Board of Directors and key management personnel of the Bank and its subsidiaries is as follows:

Composition	12/31/2021	12/31/2020
Board of Directors	22	22
Senior managers of the key management personnel	12	11

Total	34	33